Summary of Significant Accounting Polices - Summary of Revision to the Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Reclassification [Line Items]
Loan receivables, net	¥ 31,564	$ 4,372	¥ 32,229
Total current assets	507,815	70,331	665,606
Total assets	938,362	129,961	1,011,148
Accruals and other current liabilities	299,317	41,455	295,717
Total current liabilities	321,836	44,574	335,667
Total liabilities	¥ 323,908	$ 44,861	339,789
Previously Reported [Member]
Reclassification [Line Items]
Loan receivables, net			7,229
Total current assets			640,606
Total assets			986,148
Accruals and other current liabilities			270,717
Total current liabilities			310,667
Total liabilities			314,789
Adjustment [Member]
Reclassification [Line Items]
Loan receivables, net			25,000
Total current assets			25,000
Total assets			25,000
Accruals and other current liabilities			25,000
Total current liabilities			25,000
Total liabilities			¥ 25,000